Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 22, 2015
Supplement [Text Block]	world_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Financials Index Fund

Supplement to the Prospectus and Summary Prospectus Dated December 22, 2015

Effective after the close of business on August 31, 2016, the Global Industry Classification Standard is removing all real estate securities (except mortgage real estate investment trusts) from the financials sector. As a result of this action, the following changes are being made.

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Principal Investment Strategies” for Vanguard Financials Index Fund:

Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance (including mortgage real estate investment trusts), consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 5483 082016
Vanguard Financials Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	world_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Financials Index Fund

Supplement to the Prospectus and Summary Prospectus Dated December 22, 2015

Effective after the close of business on August 31, 2016, the Global Industry Classification Standard is removing all real estate securities (except mortgage real estate investment trusts) from the financials sector. As a result of this action, the following changes are being made.

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Principal Investment Strategies” for Vanguard Financials Index Fund:

Principal Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Index (IMI)/Financials 25/50, an index made up of stocks of large, mid-size, and small U.S. companies within the financials sector, as classified under the Global Industry Classification Standard (GICS). The GICS financials sector is made up of companies involved in activities such as banking, mortgage finance (including mortgage real estate investment trusts), consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, and financial investment.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

© 2016 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 5483 082016